Held-to-maturity securities (Details) (Debt securities, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt securities
Held-to-maturity securities
Amortized cost	$ 385,841,626	$ 86,097,191
Amount of unrealized holding gain	4,256,810	1,026,325
Amount of impairment recognized for held-to-maturity securities	0	0
Amount of held-to-maturity securities sold	$ 0	$ 0